Borrowings (Tables)	12 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Disclosure of Terms and Debt Repayment Schedule

	Interest charge	Repayment terms	Repayment date	Security
Nedbank Limited (Secured loan - rand revolving credit facility)	1, 3 or 6 month JIBAR plus 3.15%, payable at the elected interest interval	Repayable on maturity	February 2020	Cession and pledge of operating subsidiaries' shares and claims
US dollar facility (Secured loan)	3 or 6 month LIBOR plus 3% for the RCF and 3.15% for the term facility, payable at the elected interest interval	Repayable on maturity	July 2020	Cession and pledge of operating subsidiaries' shares and claims
US dollar bridge loan (Secured loan)	LIBOR, plus elected interest of 2.5% first 6 months, 3% next 3 months, 3.5% last 3 months.	Repayable on maturity	October 2018	Cession and pledge of operating subsidiaries' shares and claims

Disclosure of Interest Bearing Borrowings
INTEREST BEARING BORROWINGS

	US dollar
Figures in million	2018	2017

Non-current borrowings

Nedbank Limited (secured loan - R1.0 billion revolving credit facility)	36	23

Balance at beginning of year	23	—
Draw down	41	24
Repayments	(24)	—
Translation	(4)	(1)

US$250 revolving credit facility (secured loan)	—	—

Balance at beginning of year	—	139
Draw down	—	30
Repayments	—	(30)
Amortisation of issue costs	—	1
Transferred to current liabilities	—	(140)

US$350 facility (secured loan)	321	—

Draw down	325	—
Issue cost	(7)	—
Amortisation of issue costs	3	—

Total non-current borrowings	357	23

Current borrowings

Nedbank Limited (secured loan - R1.0 billion revolving credit facility)	—	—

Balance at beginning of year	—	20
Repayments	—	(20)

US$250 revolving credit facility (secured loan)	—	140

Balance at beginning of year	140	—
Repayments	(140)	—
Transferred from non-current liabilities	—	140

US$200 bridge loan facility (secured loan)	50	—

Draw down	200	—
Repayments	(150)	—

Total current borrowings	50	140

Total interest-bearing borrowings	407	163

29	BORROWINGS continued
INTEREST BEARING BORROWINGS continued

	US dollar
Figures in million	2018	2017

The maturity of borrowings is as follows:

Current	51	140
Between one to two years	36	—
Between two to five years	320	23

	407	163

	US dollar
Figures in million	2018	2017

Undrawn committed borrowing facilities:

Expiring within one year	—	110
Expiring after one year	61	53

	61	163

Disclosure of Effective Interest Rates

	2018	2017
	%	%

Nedbank Limited - rand revolving credit facility	10.2	10.5
US$250 million revolving credit facility	4.2	3.9
US$350 million facility	4.8	—
US$200 million bridge loan	4.5	—